UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Pennant Capital Management, LLC

Address:  40 Main Street
          Chatham, New Jersey 07928

13F File Number: 28-10370

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Fournier
Title:    Managing Member
Phone:    (973) 701-1100

Signature, Place and Date of Signing:


/s/ Alan Fournier               Chatham, New Jersey            February 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  57

Form 13F Information Table Value Total:  $835,205
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
---       --------------------          ----

1.        28-10536                      Pennant Offshore Partners, Ltd.

2.        28-10768                      Pennant Onshore Qualified, L.P.

3.        28-10746                      Pennant General Partner, LLC

4.        28-                           Pennant Windward Fund, L.P.

5.        28-                           Pennant Windward Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2005
           COLUMN 1               COLUMN 2      COLUMN 3     COL 4      COLUMN 6      COLUMN 7          COLUMN 8

                                                             VALUE     INVESTMENT       OTHER       VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS      CUSIP    (X$1000)   DISCRETION     MANAGERS   SOLE       SHARED  NONE
       --------------          --------------      -----    --------   ----------     --------   ----       ------  ----
Accredited Home Lenders Hld         Com         00437P107   35,851     DEFINED      1,2,3,4,5      723,100    0      0
Agere Sys Inc.                      Com         00845v308   25,800     DEFINED      1,2,3,4,5    2,000,000    0      0
Alleghany Corp DEL                  Com         017175100    9,502     DEFINED      1,2,3,4,5       33,458    0      0
American Int Group, Inc             Com         026874107   12,281     DEFINED        3,4,5        180,000    0      0
Arch Cap Group Ltd.                 ORD         g0450a105   14,925     DEFINED      1,2,3,4,5      272,600    0      0
Arch Coal Inc.                      Com         039380100   19,859     DEFINED      1,2,3,4,5      249,800    0      0
Axcan Pharma Inc.                   Com         054923107   39,382     DEFINED      1,2,3,4,5    2,601,200    0      0
BEA Sys, Inc.                       Com         073325102   14,849     DEFINED      1,2,3,4,5    1,579,708    0      0
CF Inds Hldgs                       Com         125269100   37,387     DEFINED      1,2,3,4,5    2,451,600    0      0
Cano Pete Inc                       Com         137801106    1,599     DEFINED          3          207,700    0      0
Comcast Corp NEW                   CL A         20030N101   19,663     DEFINED      1,2,3,4,5      758,600    0      0
Dollar Thrifty Automotive Gp        Com         256743105   10,900     DEFINED      1,2,3,4,5      302,200    0      0
Federal Home Ln Mtg Corp            Com         313400301   19,605     DEFINED      1,2,3,4,5      300,000    0      0
Fidelity Natl Finl Inc.             Com         316326107   46,492     DEFINED      1,2,3,4,5    1,263,700    0      0
Fidelity Natl Title Group IN       CL A         31620R105    4,251     DEFINED      1,2,3,4,5      174,598    0      0
General Electric Co.                Com         369604103   10,515     DEFINED        3,4,5        300,000    0      0
Griffon Corp                        Com         398433102    5,743     DEFINED        1,2,3        241,200    0      0
JER Invt Tr Inc.                    Com         46614H301    1,695     DEFINED        1,2,3        100,000    0      0
Kadant Inc.                         Com         48282T104    7,757     DEFINED        1,2,3        419,300    0      0
Levitt Corp                        CL A         52742p108   20,937     DEFINED        1,2,3        920,700    0      0
Lipman Electronic Engineering       ORD         m6772h101    9,425     DEFINED      1,2,3,4,5      405,379    0      0
MDC Partners Inc               CL A Sub VTG     552697104    1,814     DEFINED        1,2,3        283,400    0      0
Massey Energy Corp                  Com         576206106   10,812     DEFINED      1,2,3,4,5      285,500    0      0
McDonalds Corp.                     Com         580135101   12,038     DEFINED      1,2,3,4,5      357,000    0      0
Merck & Co. Inc                     Com         589331107    6,964     DEFINED        2,3,4        218,930    0      0
Microsoft Corp                      Com         594918104   10,460     DEFINED        3,4,5        400,000    0      0
Moneygram Intl Inc                  Com         60935y109   15,755     DEFINED      1,2,3,4,5      604,100    0      0
NASDAQ Stock Market Inc             Com         631103108    5,625     DEFINED      1,2,3,4,5      159,900    0      0
NRG Energy Inc                      Com         629377508   24,611     DEFINED      1,2,3,4,5      522,300    0      0
Newmont Mining Corp                 Com         651639106   30,929     DEFINED      1,2,3,4,5      579,200    0      0
Old Rep Intl Corp                   Com         680223104   20,850     DEFINED      1,2,3,4,5      992,500    0      0
Oracle Corp                         Com         68389x105    9,768     DEFINED        3,4,5        800,000    0      0
Par Pharmaceutical Co Inc           Com         69888p106   39,814     DEFINED      1,2,3,4,5    1,270,400    0      0
Pfizer Inc.                         Com         717081103   12,951     DEFINED        2,3,4        555,360    0      0
RADVision Ltd                       ORD         M81869105    6,698     DEFINED        1,2,3        403,900    0      0
Rinker Group Ltd               SPONSORED ADR    76687m101   29,869     DEFINED      1,2,3,4,5      497,400    0      0
Rudolph Technologies, Inc.          Com         781270103    5,644     DEFINED        1,2,3        438,200    0      0
SITEL Corp                          Com         82980k107      273     DEFINED          3           87,400    0      0
Sanfilippo John B & Son, Inc        Com         800422107    3,801     DEFINED        1,2,3        294,000    0      0
Saxon Cap Inc                       Com         80556t106   10,764     DEFINED        1,2,3        950,000    0      0
Symantec Corp                       Com         871503108   49,632     DEFINED      1,2,3,4,5    2,836,100    0      0
Universal Stainless & Alloy         Com         913837100    9,348     DEFINED        1,2,3        623,190    0      0
Verizon Communications              Com         92343v104      753     DEFINED      1,2,3,4,5       25,000    0      0
Viad Corp                           Com         92552R406    7,852     DEFINED        1,2,3        267,700    0      0
Walter Inds Inc                     Com         93317q105   42,550     DEFINED      1,2,3,4,5      855,800    0      0
Washington Group Intl. Inc          Com         938862208   23,296     DEFINED      1,2,3,4,5      439,800    0      0
Whirlpool Corp                      Com         963320106   26,317     DEFINED      1,2,3,4,5      314,200    0      0
Geac Computer Ltd                   Com         368289104   42,361     DEFINED      1,2,3,4,5    3,886,300    0      0
Hummingbird Inc                     Com         44544r101    5,238     DEFINED        1,2,3        240,200    0      0

SK 03461 0004 642928